Investments accounted for using equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.
Investments accounted for using equity method

Associates	December 31, 2023	December 31, 2024
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	277,076	293,089
Daypower Energy Co., Ltd. (“Daypower Energy”)	13,466	27,124
	290,542	320,213

a)
The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:

As of December 31, 2023 and 2024, the carrying amount of the Group’s individually immaterial associates amounted to NT$290,542 thousand and NT$320,213 thousand, respectively.

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Profit for the year from continuing operations	453,715	1,714	2,683
Other comprehensive (loss) income, net of income tax	(28,254)	12,993	16,978
Total comprehensive income	425,461	14,707	19,661

b)
JMC is recognized as investment accounted for using equity method given that the Company retains significant influence by holding one seat in JMC’s Board of Directors. JMC has quoted market prices. As of December 31, 2023 and 2024, the fair value was NT$303,780 thousand and NT$303,365 thousand, respectively.
c)
In April 2023, the Company acquired 1,000 thousand ordinary shares of Daypower Energy in the amount of NT$12,500 thousand, representing 10% of shareholding and was recorded as financial assets at fair value through other comprehensive income. Subsequently, in August 2023, the Company participated in the re-election of the directors of Daypower Energy and obtained significant influence by holding one seat in Daypower Energy’s Board of Directors. As a result, the Company reclassified the investment as investment accounted for using equity method from financial assets at fair value through other comprehensive income. In August 2024, the Company participated in the cash capital increase of Daypower Energy according to its shareholding ratio, with a payment amount of NT$12,500 thousand.
d)
On December 21, 2023, the Company’s Board of Directors approved its subsidiary ChipMOS BVI to sell the investment accounted for using equity method in Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”) and reclassified the investment as non-current assets held for sale. Information relating to non-current assets held for sale is provided in Note 14.